CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
Summary of liabilities measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate

The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 5.75% (Note 22).

RMB’000

Operating lease commitments disclosed as at December 31, 2018	19,695
Discounted using weighted average incremental borrowing rate of 5.75%	15,496
Lease liabilities recognized as at January 1, 2019	19,380

Summary of impact on transition of IFRS 16	The impact on transition of IFRS 16 is summarized as below:

January 1, 2019
RMB’000
Right-of-use assets	17,266
Lease liability	(19,380)
Retained earnings	2,114